Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 12. Income Taxes

(in thousands)

Income tax expense consists of the following:

	2022	2021	2020
Current payable
Federal	$993	$525	$872
State	487	340	382
	1,480	865	1,254

Deferred tax expense	401	566	498

Income tax expense	$1,881	$1,431	$1,752

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2022	2021	2020
Federal taxes based on statutory rate	$2,415	$1,874	$1,823
State income taxes, net of federal benefit	384	336	326
Tax-exempt investment interest	(836)	(593)	(280)
Income related to bank-owned life insurance	(159)	(218)	(126)
Other, net	77	32	9

Income tax expense	$1,881	$1,431	$1,752

At December 31, 2022 and December 31, 2021, net deferred tax assets consist of the following:

	2022	2021
Deferred tax assets
Allowance for loan losses	$1,313	$1,293
Deferred compensation liability	2,491	2,429
Net operating loss carryforward	-	94
Other real estate owned	261	469
Acquisition fair value adjustments	-	23
Unrealized loss on securities available-for-sale	27,617	3,921
Other	51	-
Total	31,733	8,229

Deferred tax liabilities
Premises and equipment	1,908	1,686
Core deposit intangible	102	130
Other	147	134
Total	2,159	1,950
Net deferred tax asset	$29,574	$6,279

The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2022, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2022, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.

The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2019 through 2021. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2019 through 2021.

The Company acquired federal net operating losses as part of its Charter acquisition, with varying expiration periods. The federal net operating losses (“NOLs”) acquired were $2,302. The Company used $447 and $671 of the NOL during 2022 and 2021, respectively.